EIP RECEIVABLES	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
EIP RECEIVABLES
NOTE 4 – EIP RECEIVABLES
In New Zealand, 2degrees offers certain wireless subscribers the option to pay for their handsets in installments over a period of up to 36 months using an EIP. In Bolivia, in 2018, NuevaTel began offering certain wireless subscribers the option to pay for their handsets in installments over a period of 18 months using an EIP.
The following table summarizes the unbilled EIP receivables:

	As of December 31, 2020	As of December 31, 2019
EIP receivables, gros s	$92,081	$76,697
Unamortized imputed discount	(4,588)	(4,335)

EIP receivables, net of unamortized imputed discount	$87,493	$72,362

Allowance for doubtful accounts	(6,703)	(4,852)

EIP receivables, net	$80,790	$67,510

Classified on the balance sheet as:	As of December 31, 2020	As of December 31, 2019
EIP receivables, net	$43,538	$31,750
Long-term EIP receivables	37,252	35,760

EIP receivables, net	$80,790	$67,510

Of the $92.1 million EIP receivables gross amount as of December 31, 2020, $4.1 million related to NuevaTel and the remaining related to 2degrees. Of the $76.7 million EIP receivables gross amount as of December 31, 2019, $4.2 million related to NuevaTel and the remaining related to 2degrees.
2degrees categorizes unbilled EIP receivables as prime or subprime based on subscriber credit profiles. Upon initiation of a subscriber’s installment plan, 2degrees uses a proprietary scoring system that measures the credit quality of EIP receivables using several factors, such as credit bureau information, subscriber credit risk scores, and EIP characteristics. 2degrees periodically assesses the proprietary scoring system. Prime subscribers are those with lower risk of delinquency and whose receivables are eligible for sale to a third party. Subprime subscribers are those with higher delinquency risk. Based on subscribers’ credit quality, subscribers may be denied an EIP option or be required to participate in a risk mitigation program which includes paying a deposit and allowing for automatic payments. NuevaTel offers installment plans only to subscribers with a low delinquency risk based on NuevaTel’s credit analysis and the subscriber’s income level. As of the periods presented, all of NuevaTel’s unbilled EIP receivables were categorized as prime.
The balances of EIP receivables on a gross basis by credit category as of the periods presented were as follows:

	As of December 31, 2020	As of December 31, 2019
Prime	$72,283	$55,764
Subprime	19,798	20,933

Total EIP receivables, gross	$92,081	$76,697

The EIP receivables had weighted average imputed discount rates of 7.15% and 7.44% as of December 31, 2020 and December 31, 2019, respectively.
The following table shows changes in the aggregate net carrying amount of the unbilled EIP receivables:

	December 31, 2020	December 31, 2019
Beginning balance of EIP receivables, net	$67,510	$43,381
Additions	78,554	99,394
Billings and payments	(60,194)	(50,579)
Sales of EIP receivables	(7,827)	(23,276)
Foreign currency translation	4,851	1,086
Change in allowance for doubtful accounts and imputed discount	(2,104)	(2,496)

Total EIP receivables, net	$80,790	$67,510

Sales of EIP Receivables:
2degrees has a mobile handset receivables sales agreement (the “EIP Sale Agreement”) with a third party New Zealand financial institution (the “EIP Buyer”). The EIP Sale Agreement provides an arrangement for 2degrees to accelerate realization of receivables from wireless subscribers who purchase mobile phones from 2degrees on installment plans. Under the EIP Sale Agreement and on a monthly basis, 2degrees may offer to sell specified receivables to the EIP Buyer and the EIP Buyer may propose a price at which to purchase the receivables. Neither party is obligated to conclude a purchase, except on mutually agreeable terms. The EIP Sale Agreement specifies certain criteria for mobile phone receivables to be eligible for purchase by the EIP Buyer. The Company evaluated the structure and terms of the arrangement and determined 2degrees has no variable interest with the EIP Buyer and thus we are not required to consolidate the entity in our financial statements.
The Company determined that the sales of receivables through the arrangement should be treated as sales of financial assets. As such, upon sale, the Company derecognizes the receivables, as well as any related allowance for doubtful accounts, and the loss on sale is recognized in General and administrative expenses. The Company also reverses unamortized imputed discount related to sold receivables included in EIP receivables, net, in the Consolidated Balance Sheets and recognizes the reversed unamortized imputed discount as Equipment sales. Net cash proceeds are recognized in Net cash provided by operating activities.
2degrees has continuing involvement with the EIP receivables sold to the EIP Buyer through a servicing agreement. However, the servicing rights do not provide 2degrees with any direct economic benefit, or means of effective control. Further, the EIP Buyer assumes all risks associated with the purchased receivables and has no recourse against 2degrees except in the case of fraud or misrepresentation.
The following table summarizes the impact of the sales of EIP receivables in the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
EIP receivables derecognized	$7,827	$23,276
Cash proceeds	(7,011)	(20,313)
Reversal of unamortized imputed discount	(339)	(1,773)
Reversal of allowance for doubtful accounts	(470)	(1,397)

Pre-tax loss (gain) on sales of EIP receivables	$7	$(207)

EIP Receivables Financing:
In August 2019, 2degrees entered into an EIP receivables secured borrowing arrangement with the Purchaser and financial institutions that lend capital to the Purchaser. Under the arrangement, 2degrees may sell EIP receivables to the Purchaser at a price reflecting interest rates and fees established in the arrangement.
The Company evaluated the structure and terms of the arrangement and determined that the Purchaser is a VIE because it lacks sufficient equity to finance its activities and its equity holder, which is one of the financial lending institutions, lacks the attributes of a controlling financial interest. The Company’s interest in the EIP receivables transferred to the Purchaser is a variable interest as 2degrees will in substance absorb all potential losses associated with the transferred EIP receivables. In addition, 2degrees has the control to direct the Purchaser’s most significant activities, which are the collection and management of EIP receivables that have been purchased. As such, 2degrees is the primary beneficiary of the Purchaser and thus the Purchaser is required to be consolidated in our financial statements.
2degrees has continuing involvement with the EIP receivables transferred to the Purchaser through a servicing agreement and maintains effective control by having the right to repurchase the EIP receivables or acquire the shares of the Purchaser at any time. The transfer of receivables through this arrangement does not qualify as a sale of financial assets under GAAP and as such is recorded as a secured borrowing. Upon transfer to the Purchaser, the Company does not derecognize the receivables or related allowance for doubtful accounts and unamortized imputed discount.
The outstanding balance of the current and long-term portion of unbilled EIP receivables pledged through this arrangement was $13.4 million and $6.9 million, respectively, as of December 31, 2020. The outstanding balance of the current and long-term portion of unbilled EIP receivables pledged through this arrangement was $10.7 million and $11.0 million, respectively, as of December 31, 2019. The current portion of these EIP receivables were included in EIP receivables, net and the long-term portion in Long-term EIP receivables in the Consolidated Balance Sheets. These EIP receivables serve as collateral for the outstanding financing obligation of $15.1 million and $16.4 million as of December 31, 2020 and 2019, respectively, related to this secured borrowing arrangement with the Purchaser in Current portion of long-term debt in the Consolidated Balance Sheets. In July 2020, certain contractual terms of this arrangement were amended. For further information, see Note 7 – Debt.